Finite-Lived Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		¥ 6,578,238	¥ 5,967,330
Finite-lived intangible assets, accumulated amortization		(3,257,185)	(2,407,868)
Finite-lived intangible assets, net carrying value	$ 512,682	3,321,053	3,559,462
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		464,165	519,474
Finite-lived intangible assets, accumulated amortization		(44,428)	(37,357)
Finite-lived intangible assets, net carrying value	64,796	419,737	482,117
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		472,013	693,712
Finite-lived intangible assets, accumulated amortization		(364,310)	(304,208)
Finite-lived intangible assets, net carrying value	16,626	107,703	389,504
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		513,470	519,239
Finite-lived intangible assets, accumulated amortization		(352,099)	(274,818)
Finite-lived intangible assets, net carrying value	24,911	161,371	244,421
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		613,032	916,735
Finite-lived intangible assets, accumulated amortization		(144,983)	(189,588)
Finite-lived intangible assets, net carrying value	72,254	468,049	727,147
User list
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		699,872	854,467
Finite-lived intangible assets, accumulated amortization		(497,283)	(452,730)
Finite-lived intangible assets, net carrying value	31,274	202,589	401,737
Licensed copyrights of video contents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		3,039,164	1,768,141
Finite-lived intangible assets, accumulated amortization		(1,478,285)	(935,238)
Finite-lived intangible assets, net carrying value	240,959	1,560,879	832,903
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		776,522	695,562
Finite-lived intangible assets, accumulated amortization		(375,797)	(213,929)
Finite-lived intangible assets, net carrying value	$ 61,862	¥ 400,725	¥ 481,633